Pension Benefits (Schedule Of Expected Benefit Payments) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
2012	$ 1.6
2013	1.9
2014	1.6
2015	1.7
2016	1.8
Years 2017 to 2021	$ 7.9